Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined-benefit plan, amortization of net actuarial loss in 2019	$ 12,000,000
Defined benefit plan, amortization of prior service credit in 2019	$ 2,000,000
Defined benefit plan, annual rate of increase assumed for next fiscal year	1.70%	2.00%	2.00%
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, amount of employer securities included in plan assets	$ 0
Defined-contribution plans, recognized expense	$ 63,000,000	$ 63,000,000	$ 64,000,000
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target asset-allocation percentages	0.5
Maximum [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target asset-allocation percentages	0.25
Maximum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target asset-allocation percentages	0.25